Nature of Business and Organization (Details)			6 Months Ended
	Mar. 19, 2025 USD ($)	Feb. 13, 2024	Sep. 30, 2025 segment	Aug. 25, 2025	May 27, 2025	Apr. 30, 2025 $ / shares	Jul. 18, 2023	Jun. 30, 2023
Nature of Business and Organization [Line Items]
Date of incorporation			Oct. 12, 2023
Number of segments (in segment)			3
Percentage of outstanding shares		99.80%
Offer price per share (in Dollars per share) | $ / shares						$ 0.6029
GCL BVI [Member]
Nature of Business and Organization [Line Items]
Cash consideration (in Dollars) | $	$ 1,200,000
Subsidiaries [Member]
Nature of Business and Organization [Line Items]
Number of segments (in segment) | segment			4
GCL Global SG [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage	10.00%						100.00%	100.00%
Percentage of outstanding shares		99.80%
GCL Global SG [Member] | Minimum [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage	51.00%
GCL Global SG [Member] | Maximum [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage	61.00%
Ban Leong’s [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage					50.90%
Epic SG [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage			90.00%	100.00%